Related party transactions and key management personnel - Additional Information (Details) - EUR (€) € in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended
	Aug. 04, 2022	May 31, 2023	May 31, 2022	Mar. 31, 2022	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 29, 2022	Sep. 13, 2021
Disclosure of transactions between related parties
Revenue from related parties						€ 100	€ 100	€ 0
Percentage of voting interests acquired									70.00%
Proceeds from dissolution of equity-accounted investee						15,172
Share-based compensation expense						€ (39,712)	(28,637)	€ (15,431)
Bettech Gaming (PTY) LTD
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company								50.00%
Percentage of voting interests acquired	100.00%
Cash transferred	€ 7,000
Consideration transferred	€ 7,000
Percentage of shares contributed	100.00%
Nsoft
Disclosure of transactions between related parties
Percentage of additional voting interest acquired									30.00%
SportTech AG
Disclosure of transactions between related parties
Proportion of ownership interest in associate		49.00%				49.00%
Ringier
Disclosure of transactions between related parties
Cash transferred	€ 14,200
Proceeds from dissolution of equity-accounted investee		€ 15,200
Ringier | SportTech AG
Disclosure of transactions between related parties
Percentage of ownership interest in joint venture					51.00%
OOO PMBK
Disclosure of transactions between related parties
Revenue from related parties							1,200	€ 2,700
Several Members Of Middle Level Management
Disclosure of transactions between related parties
Loan receivable from related parties non current						€ 300	400
Loan receivable from related parties stated rate of interest						5.00%
Bettech Gaming (PTY) LTD
Disclosure of transactions between related parties
Revenue from related parties							300	200
Percentage of shares contributed	100.00%
Cash contribution to associate	€ 13,700
Gain on contribution of shares							3,000
Bettech Gaming (PTY) LTD | SportTech AG
Disclosure of transactions between related parties
Cash contribution to associate	€ 10,000
Board of directors and key management personnel
Disclosure of transactions between related parties
Directors' remuneration expense						€ 600	600	500
Board of directors
Disclosure of transactions between related parties
Share-based compensation expense						€ 1,000	€ 800	€ 100
Carlsten Koerl | Chief Executive Officer
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company										55.10%
Carlsten Koerl | CEO and founder
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company						80.00%	80.00%
Carlsten Koerl | Betgames UAV TV Zaidmai
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company						33.00%
Carlsten Koerl | OOO PMBK
Disclosure of transactions between related parties
Percentage of beneficial interest held			23.00%	23.00%				23.00%
Blackbird S A R L
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company										40.00%
Minimum
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company								20.00%